LOSS PER SHARE - Reconciliation of Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (44,391)	$ (5,284)
Less: Preferred dividends on redeemable preferred stock	(2,129)	(2,129)
Net loss attributable to common stockholders	(46,520)	(7,413)
Continuing operations, net of tax	(13,964)	1,875
Discontinued operations, net of tax	$ (32,556)	$ (9,288)
Basic loss per share (in shares)	62,142	61,644
Diluted loss per share (in shares)	62,142	61,644
Earnings Per Share, Basic [Abstract]
Continuing operations-basic (in usd per share)	$ (0.23)	$ 0.03
Discontinued operations-basic (in usd per share)	(0.52)	(0.15)
Diluted net loss per share attributable to common stockholders (in usd per share)	(0.75)	(0.12)
Basic net loss per share attributable to common stockholders (in usd per share)	$ (0.75)	$ (0.12)